Financial Assets and Financial Liabilities - Summary of Effect of Changes in Foreign Exchange Rates (Details) - Currency Risk € in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
+5%
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Effect on loss before tax	€ (10,186)	€ (8,399)
Effect on pre-tax equity	(10,186)	(8,399)
-5%
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Effect on loss before tax	11,259	9,283
Effect on pre-tax equity	€ 11,259	€ 9,283
United States | USD
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Closing rate	1.1234	1.1450
Average rate	1.1195	1.1810